Fair Value Measurements - Schedule of measurements of warrant liabilities (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - $ / shares		4 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Aug. 10, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Subsequent Event [Line Items]
Exercise price (in Dollars per share)		$ 11.50	$ 11.50	$ 11.50	$ 11.50
Stock Price (in Dollars per share)		$ 9.62	$ 9.91	$ 10.10	$ 10.10
Term (in years)		5 years 8 months 1 day	5 years 1 month 17 days	5 years 5 months 1 day	5 years 5 months 1 day
Volatility		15.90%	18.20%	18.00%	18.00%
Risk-free interest rate		0.34%	0.89%	0.42%	0.42%
Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise price (in Dollars per share)	$ 11.50
Stock Price (in Dollars per share)	$ 9.61
Term (in years)	5 years 9 months 25 days
Volatility	15.90%
Risk-free interest rate	0.29%